Accounting Principles Applied in the Preparation of the Consolidated Financial Statements - Summary of Geographical Analysis of Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 22,121	$ 16,819
Switzerland [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	21,832	$ 16,819
USA [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 289